Schedule IV Reinsurance (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance
Gross Amount	$ 45,708,000,000	$ 52,654,000,000	$ 53,526,000,000
Ceded to Other Companies	10,590,000,000	10,995,000,000	10,699,000,000
Assumed from Other Companies	3,047,000,000	2,464,000,000	3,919,000,000
Net Amount	38,165,000,000	44,123,000,000	46,746,000,000
Percent of Amount Assumed to Net	8.00%	5.60%	8.40%
Mortgage Guaranty
Reinsurance
Gross Amount	898,000,000	927,000,000	1,082,000,000
Ceded to Other Companies	97,000,000	169,000,000	210,000,000
Assumed from Other Companies		(2,000,000)	37,000,000
Net Amount	801,000,000	756,000,000	909,000,000
Percent of Amount Assumed to Net		(0.30%)	4.10%
Divested Businesses
Reinsurance
Accident and health premiums		1,570,000,000	1,730,000,000
Gross Amount	15,000,000	9,643,000,000	10,562,000,000
Ceded to Other Companies	6,000,000	435,000,000	766,000,000
Assumed from Other Companies	2,000,000	27,000,000	2,717,000,000
Net Amount	11,000,000	9,235,000,000	12,513,000,000
Percent of Amount Assumed to Net	18.20%	0.30%	21.70%
Chartis
Reinsurance
Gross Amount	41,710,000,000	38,965,000,000	38,461,000,000
Ceded to Other Companies	9,901,000,000	9,795,000,000	9,869,000,000
Assumed from Other Companies	3,031,000,000	2,442,000,000	2,061,000,000
Net Amount	34,840,000,000	31,612,000,000	30,653,000,000
Percent of Amount Assumed to Net	8.70%	7.70%	6.70%
SunAmerica Financial Group
Reinsurance
Gross Amount	3,085,000,000	3,119,000,000	3,421,000,000
Ceded to Other Companies	591,000,000	621,000,000	767,000,000
Assumed from Other Companies	19,000,000	22,000,000	17,000,000
Net Amount	2,513,000,000	2,520,000,000	2,671,000,000
Percent of Amount Assumed to Net	0.80%	0.90%	0.60%
Consolidation and Eliminations
Reinsurance
Ceded to Other Companies	(5,000,000)	(25,000,000)	(913,000,000)
Assumed from Other Companies	(5,000,000)	(25,000,000)	(913,000,000)
Long-duration insurance in force
Reinsurance
Gross Amount	918,982,000,000	891,145,000,000	2,340,019,000,000
Ceded to Other Companies	140,156,000,000	148,605,000,000	339,183,000,000
Assumed from Other Companies	643,000,000	1,220,000,000	1,023,000,000
Net Amount	779,469,000,000	743,760,000,000	2,001,859,000,000
Percent of Amount Assumed to Net	0.10%	0.20%	0.10%
Contracts in force related to held-for-sale entities		$ 399,400,000,000	$ 157,800,000,000